Sensitivity analysis to key market risks (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Sensitivity analysis
Shareholders' equity	$ 15,713
Insurance operations
Sensitivity analysis
Shareholders' equity	$ 13,287	$ 12,861
Interest rate risk
Sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	0.50%	0.50%
Net effect on shareholders' equity, decrease in assumption	$ (381)	$ (1,274)
Net effect on profit after tax, decrease in assumption	$ (381)	$ (1,274)
Reasonably possible increase in assumption (as a percent)	1.00%	1.00%
Net effect on shareholders' equity, increase in assumption	$ (533)	$ (318)
Net effect on profit after tax, increase in assumption	$ (533)	$ (318)
Equity/property market
Sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	20.00%	20.00%
Net effect on shareholders' equity, decrease in assumption	$ (803)	$ (848)
Net effect on profit after tax, decrease in assumption	$ (803)	$ (848)
Reasonably possible increase in assumption (as a percent)	10.00%	10.00%
Net effect on shareholders' equity, increase in assumption	$ 387	$ 410
Net effect on profit after tax, increase in assumption	$ 387	$ 410